Convertible Bonds	12 Months Ended
Dec. 31, 2016
Convertible Bonds
Convertible Bonds

18.Convertible Bonds

In December 2014, the Company entered into three convertible promissory note purchase agreements with Brilliant King Group Limited (“Brilliant King”), Poseidon Sports Limited (“Poseidon”) and Union Sky Holding Group Limited (“Union Sky”), respectively whereby the Company agreed to sell and issue to these three investors convertible promissory notes in an aggregate principal amount of $35,000 which could be converted into 17,500,000 Common Shares at a fixed conversion price of $2 unless adjusted for anti-dilution. The convertible notes bore no interest, and might be partially or wholly converted into shares of the Company’s common stock at any time prior to maturity at the option of the investor. The convertible promissory notes was due and payable on June 11, 2016.

On June 15, 2015, the Company agreed to issue to Vision Edge Limited (“Vision Edge”) convertible promissory note in an aggregate amount of $20,000 which could be converted into 7,407,410 Common Shares at a fixed conversion price of $2.70 unless adjusted for anti-dilution pursuant to the agreement entered between the Company and Vision Edge. The convertible notes bore no interest, and might be wholly converted into shares of the Company’s common stock at any time prior to maturity at the option of the investor. The commitment date of the convertible promissory note is on June 29, 2015. The convertible promissory note was due and payable on June 29, 2016. Also, as mentioned in Note 19—Stock option, on June 15, 2015, the Company agreed to grant Vision Edge an option to purchase from the Company a total of 7,407,410 shares of the Company’s common stock for an aggregate purchase price of $20,000, or $2.70 per share, prior to December 15, 2015 pursuant to an option agreement. The convertible promissory note and stock options were initially recorded at $19,705 and $295, respectively, according to the allocation of the total proceeds. The discount of $295 of the convertible promissory note is amortized as interest expense using the effective interest rate method through the earliest demand payment date, i.e. June 29, 2016. The stock option was accounted for as an equity instrument and was recorded within equity. The convertible promissory notes was due and payable on June 29, 2016.

The Group defaulted the payment for all outstanding convertible bonds of $55,000 in June 2016. On February 12, 2017, the Group entered into an Amendment Agreement (“Agreement”) with Union Sky Group Limited, one of the convertible bond holders to extend the maturity date of the debt, pursuant to which the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond was extended to April 30, 2017, January 30, 2018 and January 30, 2019, respectively. The holder has the option to convert the outstanding amounts under the convertible bond into equity interest in the Company at a conversion price per ordinary share that equals the weighted average daily closing price of the Company’s American depositary shares from January 30, 2017 to February 10, 2017. Please refer to Note 30 (b)—Subsequent events for details. As the Group did not make the first repayment by the end of April 2017, all outstanding debts of $20,000 under the Agreement became due immediately bearing an annual interest rate of 18%.

As at December 31, 2016, the conversion option of these convertible bonds had expired and as of the date of issuance of the accompanying consolidated financial statements, the entire principal amount of the convertible bonds of $55,000 remained unpaid.